Computation of Basic and Diluted Earnings Per Class A and Class B Ordinary Share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Numerator
Allocation of net income attributable to Baidu, Inc.	$ 3,991	¥ 27,443	¥ 18,318	¥ 11,075
Class A Ordinary Shares
Numerator
Allocation of net income attributable to Baidu, Inc.	$ 3,167	¥ 21,780	¥ 14,488	¥ 8,710
Denominator
Denominator used for basic EPS	27,697,335	27,697,335	27,464,760	27,263,984
Earnings per share - basic | (per share)	$ 114.37	¥ 786.36	¥ 527.51	¥ 319.47
Numerator
Allocation of net income attributable to Baidu, Inc. for diluted computation	$ 3,174	¥ 21,824	¥ 14,513	¥ 8,716
Reallocation of net income attributable to Baidu, Inc. as a result of conversion of Class B to Class A shares	817	5,619	3,805	2,359
Numerator for diluted EPS calculation	$ 3,991	¥ 27,443	¥ 18,318	¥ 11,075
Denominator
Weighted average ordinary shares outstanding	27,697,335	27,697,335	27,464,760	27,263,984
Conversion of Class B to Class A ordinary shares	7,201,254	7,201,254	7,260,363	7,401,254
Share-based awards	272,454	272,454	227,268	91,848
Denominator used for diluted EPS	35,171,043	35,171,043	34,952,391	34,757,086
Earnings per share - diluted | (per share)	$ 113.49	¥ 780.27	¥ 524.08	¥ 318.62
Class A Ordinary Shares | American Depositary Shares
Denominator
Denominator used for basic EPS	276,973,350	276,973,350	274,647,600	272,639,840
Earnings per share - basic | (per share)	$ 11.44	¥ 78.64	¥ 52.75	¥ 31.95
Denominator
Weighted average ordinary shares outstanding	276,973,350	276,973,350	274,647,600	272,639,840
Denominator used for diluted EPS	351,710,430	351,710,430	349,523,907	347,570,860
Earnings per share - diluted | (per share)	$ 11.35	¥ 78.03	¥ 52.41	¥ 31.86
Class B Ordinary Shares
Numerator
Allocation of net income attributable to Baidu, Inc.	$ 824	¥ 5,663	¥ 3,830	¥ 2,365
Denominator
Denominator used for basic EPS	7,201,254	7,201,254	7,260,363	7,401,254
Earnings per share - basic | (per share)	$ 114.37	¥ 786.36	¥ 527.51	¥ 319.47
Numerator
Allocation of net income attributable to Baidu, Inc. for diluted computation	$ 817	¥ 5,619	¥ 3,805	¥ 2,359
Reallocation of net income attributable to Baidu, Inc. as a result of conversion of Class B to Class A shares	0	0	0	0
Numerator for diluted EPS calculation	$ 817	¥ 5,619	¥ 3,805	¥ 2,359
Denominator
Weighted average ordinary shares outstanding	7,201,254	7,201,254	7,260,363	7,401,254
Conversion of Class B to Class A ordinary shares	0	0	0	0
Share-based awards	0	0	0	0
Denominator used for diluted EPS	7,201,254	7,201,254	7,260,363	7,401,254
Earnings per share - diluted | (per share)	$ 113.49	¥ 780.27	¥ 524.08	¥ 318.62